DERIVATIVE FINANCIAL INSTRUMENTS - DOLLAR THRIFTY (Details 3) (USD $)	3 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Interest expense, net of interest income Cash flow hedge	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc Interest expense, net of interest income Cash flow hedge	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Interest rate contracts Interest expense, net of interest income Cash flow hedge	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc Interest rate contracts Interest expense, net of interest income Cash flow hedge	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Interest rate contracts Interest expense, net of interest income Cash flow hedge	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc Interest rate contracts Interest expense, net of interest income Cash flow hedge	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Interest rate contracts Interest expense, net of interest income Cash flow hedge	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc Interest rate contracts Interest expense, net of interest income Cash flow hedge	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Derivatives not designated as hedging instruments Net (increase) decrease in fair value of derivatives	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc Derivatives not designated as hedging instruments Net (increase) decrease in fair value of derivatives	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Derivatives not designated as hedging instruments Interest rate contracts Net (increase) decrease in fair value of derivatives	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc Derivatives not designated as hedging instruments Interest rate contracts Net (increase) decrease in fair value of derivatives	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc Derivatives not designated as hedging instruments Interest rate contracts Net (increase) decrease in fair value of derivatives	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc Derivatives not designated as hedging instruments Interest rate contracts Net (increase) decrease in fair value of derivatives	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc Derivatives not designated as hedging instruments Interest rate contracts Net (increase) decrease in fair value of derivatives	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc Derivatives not designated as hedging instruments Interest rate contracts Net (increase) decrease in fair value of derivatives
Gain (loss) on derivative financial instruments
Amount of (Gain) or Loss Recognized In Income on Derivative			$ (8,470,000)	$ 0	$ 0											$ 3,244,000	$ 28,694,000	$ 40,000	$ 523,000	$ 525,000	$ (3,367,000)	$ 3,244,000	$ 28,694,000
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	0	0	0	(12,573,000)	12,358,000			10,259,000	5,543,000		3,591,000		10,288,000	10,259,000	5,543,000
Amount of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)								(14,229,000)	(14,069,000)	(207,000)	(3,572,000)	(4,939,000)	(10,654,000)	(14,229,000)	(14,069,000)
Amount reclassified from AOCI related to discontinuance of cash flow hedge, additional disclosure
Amount reclassified from AOCI related to discontinuance of cash flow hedge						$ 400,000	$ 400,000